Pensions and Post-Employment Benefits - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2023 USD ($) Employees	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans		$ 64	$ 59	$ 54
Projected benefits obligation		2,010	1,903	2,783
Increase (decrease) in net defined benefit liability (asset)		0	13	10
Curtailment gain loss on settlement				1
Actuarial Gains Losses Arising From Changes In Financial Assumptions		(37)	270	196
Actuarial Gains Losses Arising From Changes In Demographic Assumptions		5	2	(20)
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)			96
Actuarial Gains Losses Arising From Changes In Financial Assumptions		16	466	122
Actuarial Gains Losses Arising From Changes In Demographic Assumptions				20
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 57	$ 60
Multi-employer defined benefit plans [member] | Top of range [member] | Critical [Member]
Disclosure of defined benefit plans [line items]
Percentage of funding based on zone		65.00%
Multi-employer defined benefit plans [member] | Top of range [member] | Endangered [Member]
Disclosure of defined benefit plans [line items]
Percentage of funding based on zone		80.00%
Multi-employer defined benefit plans [member] | Bottom of range [member] | Green [Member]
Disclosure of defined benefit plans [line items]
Percentage of funding based on zone		80.00%
Other Postretirement Benefits [Member]
Disclosure of defined benefit plans [line items]
Curtailment gain loss on settlement	$ 1
Trinidad Cement Limited [member] | Maximum [Member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		9.00%	13.00%
Trinidad Cement Limited [member] | Minimum [Member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		5.00%	5.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 253	$ 220
Medical inflation rates used to determine the projected benefits obligation		8.00%	8.00%
Actuarial Gains Losses Arising From Changes In Financial Assumptions		$ 12	$ 19
Gain on account of reduction of retirement obligations		$ 11
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		6.60%	5.40%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 1,129	$ 1,062
Medical inflation rates used to determine the projected benefits obligation		6.60%	6.80%
Increase (decrease) in net defined benefit liability (asset)			$ 77	81
Actuarial Gains Losses Arising From Changes In Financial Assumptions		$ (31)	373	86
Actuarial Gains Losses Arising From Changes In Demographic Assumptions				12
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		184	194
Increase (decrease) in net defined benefit liability (asset)				81
Actuarial Gains Losses Arising From Changes In Financial Assumptions		$ 8	52	13
United States [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Average number of former employees covered by the contribution | Employees		422
Percentage of employer contributions		99.00%
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts		$ 20	21	17
Estimate of contribution to be made to the plan in the subsequent annual period		21
France [member]
Disclosure of defined benefit plans [line items]
Loss On Account of increase In the retirement obligations due to extension of retirement age		1
Other Countries [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		303	293
Actuarial Gains Losses Arising From Changes In Financial Assumptions				23
Germany [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		141	134
Increase (decrease) in net defined benefit liability (asset)			$ 13	$ 81
United Kingdom And Germany [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)		$ 13